Contributions By Our Sponsor	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Contributions By Our Sponsor

Note 9. Contributions by our Sponsor

Contribution in connection with 2012 Offering

In connection with the 2012 Offering, on December 31, 2012, our Sponsor made an investment in our Company by contributing 367 single-family properties and $556,000 in cash. The contributed single-family properties were valued at $49,444,000, which approximated the Sponsor’s purchase price plus renovation costs incurred through November 5, 2012, an acquisition fee of 5% (based on the purchase price plus renovations costs through November 5, 2012) and all other out-of-pocket costs anticipated to have been incurred by the Sponsor in connection with the contribution of the properties, including transfer costs, title insurance premiums and legal fees. In connection with this contribution, our Sponsor received 3,300,000 Class A common shares, 667 Class B common shares and 32,667 Class A units (see Note 7). This transaction has been deemed to be between “entities under common control” under the provisions of ASC 805, Business Combinations, and as such, the accounts relating to the properties contributed have been reflected retroactively in the accompanying condensed consolidated financial statements based on the results of operations and net book value recorded by our Sponsor of $47,646,000 as of date of the contribution, without consideration of the acquisition fees. Costs to transfer title to the properties of $455,000 to us were expensed. The contribution agreement was entered into and effective December 31, 2012 and provides that the Sponsor has conveyed all legal and beneficial right, title and interest in the contributed properties on that date.

2,770 Property Contribution

On February 28, 2013, we entered into an agreement with our Sponsor providing for the contribution of 2,770 single-family properties for total consideration of $491,666,000 (the “2,770 Property Contribution”). Our Sponsor had acquired 33 of these properties in 2011, 2,628 in 2012 and 109 in 2013. The consideration to our Sponsor was 31,085,974 Series C convertible units in our Operating Partnership and 634,408 Class B common shares valued at $15.50 per unit/share, which approximates fair value (see Note 7). Because the 2,770 Property Contribution has been deemed to be a transaction between entities under common control, the accounts relating to the properties contributed have been recorded by us as if they had been acquired by us on the dates such properties were acquired by our Sponsor.

The following table summarizes the net assets and historical net loss of the 2,770 single-family properties based on the dates such properties were acquired by our Sponsor through the date of the 2,770 Property Contribution (amounts in thousands, except number of properties):

	Period from June 23, 2011 to December 31, 2012	Period from January 1, 2013 to February 28, 2013	Total as of February 28, 2013 (transaction date)
Number of properties	2,661	109	2,770
Single family properties	$365,937	$20,563	$386,500
Other assets	7,203	(2,086)	5,117
Other liabilities	(8,183)	558	(7,625)

Net assets contributed	$364,957	$19,035	$383,992

Rents from single family properties	$4,413	$3,720	$8,133
Property operating expenses	(3,326)	(1,920)	(5,246)
Depreciation	(2,021)	(1,324)	(3,345)
Allocated general and administrative expenses	(6,996)	(993)	(7,989)

Net loss	$(7,930)	$(517)	$(8,447)

Contributed net assets and net loss	$372,887	$19,552	$392,439

The net assets of the properties and the related historical net loss has been reflected as a credit to additional paid-in capital during the period such properties were acquired by the Sponsor.

Upon consummation of the transaction on February 28, 2013, the total $386,500,000 net asset value of the properties was reclassified from additional paid-in capital in connection with the issuance of $378,770,000 Series C units in our Operating Partnership and $7,730,000 Class B common shares (see Note 7). Additionally, the other net liabilities associated with the properties of $2,508,000 as of February 28, 2013 have been reclassified from additional paid-in capital to due from affiliates, as these amounts will be subsequently settled in cash by the Sponsor.

Pursuant to the agreement, the Sponsor is responsible for all costs of transfer of the properties and for paying costs associated with the completion of initial renovation of the properties after we acquire them. The costs of such improvements for the period from March 1, 2013 to June 30, 2013 were $11,475,000. This amount has been reflected as an addition to the net asset value of the contributed properties, with a corresponding increase of $11,246,000 and $229,000 to the Series C units in our Operating Partnership and Class B common shares, respectively, issued in connection with the 2,770 Property Contribution.

The total reduction to additional paid-in capital of $356,487,000 reflected in the accompanying condensed consolidated statement of equity for the six months ended June 30, 2013 consists of the $386,500,000 reclassification of the net asset value of the 2,770 properties, offset by (i) the $19,552,000 credit associated with the 109 properties acquired by our Sponsor from January 1, 2013 to February 28, 2013, (ii) $7,953,000 in excess of $6,000 par value associated with issuance of the 634,408 Class B common shares and (iii) the $2,508,000 reclassification of the other net liabilities associated with the properties to due from affiliates.

Concurrently with this transaction, commencing February 28, 2013 the Advisor agreed to a permanent reduction in the advisory fee (see Note 8) of $9,800,000 per year.

Note 9. Contributions by our Sponsor

Contribution in connection with 2012 Offering

In connection with the 2012 Offering, on December 31, 2012, our Sponsor made an investment in our Company by contributing 367 single-family properties for a cash investment of $556,000 and single-family properties valued at $49,444,000, which approximates the Sponsor’s purchase price plus renovations costs incurred through November 5, 2012, an acquisition fee of 5% (based on the purchase price plus renovations costs through November 5, 2012) and all other out-of-pocket costs anticipated to have been incurred by the Sponsor in connection with the contribution of the properties, including transfer costs, title insurance premiums and legal fees. In connection with this contribution, our Sponsor received 3,300,000 Class A common shares, 667 Class B common shares and 32,667 Class A units (see Note 7). Because the transaction has been deemed to be between “entities under common control” under the provisions of ASC 805, Business Combinations, and as such, the accounts relating to the properties contributed have been reflected retroactively in the accompanying consolidated financial statements based on the results of operations and net book value recorded by our Sponsor of $47,646,000 as of date of the contribution, without consideration of the acquisition fees. Costs to transfer title to the properties of $455,000 to us have been expensed and are included in acquisition fees and costs expensed in the accompanying consolidated statement of operations. The contribution agreement was entered into and effective December 31, 2012 and provides that the Company has conveyed all legal and beneficial right, title and interest in the contributed properties on that date. The agreement also provides that the transfer of title to the properties may be completed after December 31, 2012.

In connection with the Contribution Agreement, the Company is required to reimburse the Sponsor for renovation costs incurred from November 5, 2012 to December 31, 2012. At December 31, 2012, the Company had $1,369,000 accrued in amounts payable to affiliates related to these costs.

2,770 Property Contribution

In February 2013, we entered into an agreement with our Sponsor providing for the contribution of 2,770 single-family properties for total consideration of $491,666,000. Our Sponsor had acquired 33 of these properties in 2011, 2,628 in 2012 and 109 in 2013. The consideration to our Sponsor was 31,085,974 Series C units in our Operating Partnership and 634,408 Class B common shares valued at $15.50 per unit/share, which approximates fair value (see Note 7). Because the transaction is between businesses under common control, the accounts relating to the properties contributed have been recorded by us as if they had been acquired by us on the dates such properties were acquired by our Sponsor. Accordingly, the accompanying consolidated financial statements include the Sponsor’s historical results of operations and the carrying value of 2,694 properties (those properties that had been acquired by our Sponsor prior to January 1, 2013). The net asset value of the properties net of related liabilities contributed as of December 31, 2012 and 2011 was $364,957,000 and $3,474,000, which has been reflected as a credit to additional paid-in capital. The total credit reflected in additional paid in capital in the accompanying consolidated statements of equity was $369,371,000 and $3,516,000 for the year ended December 31, 2012 and the period from June 23, 2011 to December 31, 2011, respectively, which includes the carrying value of the aforementioned contributed net assets and the Sponsor’s contribution of the related historical net losses of $7,888,000 and $42,000, respectively. No acquisition fee was paid under the Agreement for Investment Opportunities (see Note 8) in connection with this transaction. The credit to additional paid-in capital also includes allocated general and administrative expense of $6,949,000 and $47,000 for the year ended December 31, 2012 and the period from June 23, 2011 to December 31, 2011, respectively. The estimated net asset value of the 109 properties net of related liabilities acquired in 2013 as of February 28, 2013, the date of contribution, was $12,468,000 which will be reflected by us as a credit to additional paid-in capital in our financial statements as of March 31, 2013. The Series C units are entitled to distributions equal to actual net cash flow of the contributed properties, up to a maximum of $0.6045 per unit (3.9% based on a $15.50 price per unit). Pursuant to the agreement, the Sponsor is responsible for all costs of transfer of the properties and for paying costs associated with the completion of initial renovation of the properties after we acquire them. The cost of such improvements will be capitalized to the single-family properties as the costs are incurred and recorded as non-controlling interest held by our Sponsor. The Sponsor is currently in the process of assigning the right, title and interest in the properties to the Company.

Summary combined financial information of the single-family homes that have been reflected in the accompanying consolidated financial statements is as follows (in thousands):

	As of December 31, 2012	As of December 31, 2011
Single family properties	$365,937	$3,495
Other assets	7,203	28
Other liabilities	(8,183)	(49)

Net assets contributed	$364,957	$3,474

	Year Ended December 31, 2012	June 23, 2011 to December 31, 2011
Rents from single family properties	$4,348	$65
Property operating expenses	(3,287)	(39)
Depreciation	(2,000)	(21)
Allocated general and administrative expenses	(6,949)	(47)

Net loss	$(7,888)	$(42)

The agreement also provides for the assignment to the Company of escrows for 224 single-family properties with an aggregate purchase price of $33,519,000. The Company will reimburse the Sponsor for all security deposits in cash, assume all obligations under the existing escrows, and pay all costs of acquiring such properties, including acquisition fees, transfer taxes and other closing costs. The Sponsor is also required to assign the existing escrows to the Company if they are assignable. If not, the properties are required to be assignable upon closing and transfer title to the Company. It is likely that some of these properties will fall out of escrow for various reasons. The Company is currently in the process on assessing which escrows are assignable.

Concurrently with this transaction, our Advisor agreed to a permanent reduction in the advisory fee (see Note 8) of $9,800,000 per year in connection with the increase in shareholders’ equity.

Holders of the Series C units have a one-time right to convert all such units into Class A units. If on the date of conversion, the contributed properties had not been initially leased for at least 98% of the scheduled rents (determined on an aggregate basis), then the Series C units with respect to the single-family properties leased for at least 98% of the scheduled rents (determined on an aggregate basis) will convert into Class A units, and the Series C units associated with the remaining single-family properties will convert into a number of Class A units are determined by dividing the original aggregate cost of the properties (including the acquisition fees) by $15.50, with proportionate reduction in Class B common shares. If the Series C units have not been converted by the earlier of the third anniversary of the original issue date, or the date of commencement of a dissolution or liquidation, then the Series C units will automatically convert into Class A units at the specified conversion ratio defined above.